Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Rochester Portfolio Series
Prospectus Date	rr_ProspectusDate	Apr. 03, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2017